UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 09/30/2008

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay LLC
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    11/12/2008


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay LLC and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   88

 Form 13F Information Table Value Total:   547533 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     18741   325480 SH       DEFINED  1           325480        0      0
 Banco Santander Cen-spon ADR  COM               05964H105      5109   340162 SH       DEFINED  1           340162        0      0
 Apache Corp                   COM               037411105     11228   107667 SH       DEFINED  1           107667        0      0
 Apple Computer Inc.           COM               037833100      7519    66150 SH       DEFINED  1            66150        0      0
 AXA ADR                       COM               054536107     11685   357791 SH       DEFINED  1           357791        0      0
 Becton Dickinson              COM               075887109     11551   143918 SH       DEFINED  1           143918        0      0
 China Mobile HK Ltd. ADR      COM               16941M109      2599    51900 SH       DEFINED  1            51900        0      0
 Taiwan Semiconductor ADR      COM               874039100      2040   217712 SH       OTHER    1, 2        172486    45226      0
 Tenaris SA ADR                COM               88031M109       379    10160 SH       OTHER    1, 2          6160     4000      0
 J.P. Morgan Chase and Co.     COM               46625H100     21374   457695 SH       DEFINED  1           457695        0      0
 Coca-Cola Femsa ADR           COM               191241108      5668   112328 SH       OTHER    1, 2        105948     6380      0
 Church & Dwight Co Inc        COM               171340102      8094   130355 SH       DEFINED  1           130355        0      0
 Coca Cola Company             COM               191216100      7710   145793 SH       DEFINED  1           145793        0      0
 Colgate Palmolive             COM               194162103      8680   115198 SH       DEFINED  1           115198        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       922    28713 SH       OTHER    1, 2         16843    11870      0
 Target Corporation            COM               87612E106      6947   141641 SH       DEFINED  1           141641        0      0
 Fresenius Medical Care ADR    COM               358029106      7173   138104 SH       DEFINED  1           138104        0      0
 Grupo Televisa SA ADR         COM               40049J206       426    19470 SH       OTHER    1, 2         13270     6200      0
 HSBC ADR                      COM               404280406      8575   106089 SH       DEFINED  1           106089        0      0
 Pepsi Bottling Group Inc      COM               713409100      9371   321255 SH       DEFINED  1           321255        0      0
 Research In Motion            COM               760975102     23975   351030 SH       OTHER    1, 2        341340     9690      0
 Genentech Inc                 COM               368710406      5831    65755 SH       DEFINED  1            65755        0      0
 ING Groep ADR                 COM               456837103      1865    87145 SH       DEFINED  1            87145        0      0
 Johnson & Johnson             COM               478160104     14733   212665 SH       DEFINED  1           212665        0      0
 Imperial Tobacco Group-ADR    COM               453142101      5200    77896 SH       DEFINED  1            77896        0      0
 Kroger Co                     COM               501044101     13260   482534 SH       DEFINED  1           482534        0      0
 National Bank of Greece ADR   COM               633643408      2179   264168 SH       DEFINED  1           264168        0      0
 Energizer Holdings            COM               29266R108      7976    99015 SH       DEFINED  1            99015        0      0
 CVS Caremark Corp             COM               126650100      8856   263099 SH       DEFINED  1           263099        0      0
 NTT Docomo ADR                COM               62942M201      4092   257375 SH       DEFINED  1           257375        0      0
 Microsoft                     COM               594918104      3500   131123 SH       DEFINED  1           131123        0      0
 Marvell Technology Group      COM               G5876H105      1996   214600 SH       DEFINED  1           214600        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408     36696   834946 SH       OTHER    1, 2        787866    47080      0
 Novartis AG-ADR               COM               66987V109      5381   101828 SH       DEFINED  1           101828        0      0
 National Oilwell Varco Inc    COM               637071101      4856    96666 SH       DEFINED  1            96666        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      4495    87801 SH       DEFINED  1            87801        0      0
 Oracle Systems                COM               68389X105     10988   541030 SH       DEFINED  1           541030        0      0
 Syngenta Ag-ADR               COM               87160A100      3183    75219 SH       DEFINED  1            75219        0      0
 PNC Financial Services Group  COM               693475105      8075   108100 SH       DEFINED  1           108100        0      0
 Posco ADR                     COM               693483109      1295    13871 SH       DEFINED  1            13871        0      0
 Potash Corp of Saskatchewan   COM               73755L107     27487   208222 SH       OTHER    1, 2        203112     5110      0
 Precision Castparts Corp      COM               740189105      7911   100425 SH       DEFINED  1           100425        0      0
 Prudential Plc-ADR            COM               74435K204      3721   202212 SH       DEFINED  1           202212        0      0
 Qualcomm                      COM               747525103      5144   119718 SH       DEFINED  1           119718        0      0
 America Movil- S.A. ADR       COM               02364W105       916    19749 SH       OTHER    1, 2         11429     8320      0
 Reed Elsevier plc ADR         COM               758205207      3743    93250 SH       DEFINED  1            93250        0      0
 Rio Tinto plc-Spon ADR        COM               767204100      3223    12917 SH       DEFINED  1            12917        0      0
 Siemens AG-Spon ADR           COM               826197501      1501    15989 SH       DEFINED  1            15989        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104      5803   663925 SH       DEFINED  1           663925        0      0
 ABB ADR                       COM               000375204      1735    89413 SH       DEFINED  1            89413        0      0
 Accenture Ltd. Class A        COM               G1150G111      4012   105574 SH       DEFINED  1           105574        0      0
 SAP ADR                       COM               803054204      5437   101754 SH       DEFINED  1           101754        0      0
 Schwab (Charles) Corp         COM               808513105      9148   351849 SH       DEFINED  1           351849        0      0
 Nidec Corp ADR                COM               654090109      2791   183016 SH       DEFINED  1           183016        0      0
 Chevron Corp                  COM               166764100      7836    94999 SH       DEFINED  1            94999        0      0
 STATE STR CORP                COM               857477103       520    10745 SH       DEFINED  1            10745        0      0
 Wimm-Bill-Dann Foods ADR      COM               97263M109      4858    68422 SH       OTHER    1, 2         64665     3757      0
 Cia Vale do Rio Doce-ADR      COM               204412209      1821    95112 SH       OTHER    1, 2         68712    26400      0
 Telefonica S.A. ADR           COM               879382208      4234    59225 SH       DEFINED  1            59225        0      0
 Teva Pharmaceutical ADR       COM               881624209     36004   786286 SH       OTHER    1, 2        749426    36860      0
 Thermo Fisher Scientific Inc  COM               883556102     13687   248853 SH       DEFINED  1           248853        0      0
 Total SA ADR                  COM               89151E109      1757    28950 SH       DEFINED  1            28950        0      0
 Marathon Oil Corp             COM               565849106      1726    43300 SH       DEFINED  1            43300        0      0
 Union Pacific Corp            COM               907818108     10275   144396 SH       DEFINED  1           144396        0      0
 Urban Outfitters Inc          COM               917047102       435    13650 SH       DEFINED  1            13650        0      0
 Vimpel Communications ADR     COM               68370R109      2668   131427 SH       OTHER    1, 2        116102    15325      0
 Weatherford Intl Ltd          COM               G95089101      3245   129075 SH       DEFINED  1           129075        0      0
 BANCO BRADESCO S A            COM               059460303       249    18707 SH       DEFINED  1            18707        0      0
 Google Inc - CL A             COM               38259P508     12992    32438 SH       DEFINED  1            32438        0      0
 Focus Media Holding ADR       COM               34415V109       944    33100 SH       OTHER    1, 2             0    33100      0
 Mastercard Inc-class A        COM               57636Q104      4933    27820 SH       DEFINED  1            27820        0      0
 Burger King Holdings Inc      COM               121208201      4928   200670 SH       DEFINED  1           200670        0      0
 Vodafone Group Plc ADR        COM               92857W209      2542   115016 SH       DEFINED  1           115016        0      0
 The Bank of New York Mellon   COM               064058100     12746   391216 SH       DEFINED  1           391216        0      0
 Philip Morris International   COM               718172109      5529   114950 SH       DEFINED  1           114950        0      0
 Cadbury Plc Spon ADR          COM               12721E102      4096   100047 SH       DEFINED  1           100047        0      0